Capital Stock	12 Months Ended
Dec. 31, 2013
Class of Stock Disclosures [Abstract]
Capital Stock
Capital Stock:
Shares of authorized common stock are 6.0 billion; issued, repurchased and outstanding shares were as follows:

	Shares Issued	Shares Repurchased	Shares Outstanding
Balances, January 1, 2011	2,109,316,331	(307,532,841)	1,801,783,490
Repurchase of shares		(80,514,257)	(80,514,257)
Exercise of stock options and issuance of other stock awards		4,639,433	4,639,433
Balances, December 31, 2011	2,109,316,331	(383,407,665)	1,725,908,666
Repurchase of shares		(74,897,499)	(74,897,499)
Issuance of stock awards and exercise of stock options		2,601,817	2,601,817
Balances, December 31, 2012	2,109,316,331	(455,703,347)	1,653,612,984
Repurchase of shares		(67,231,392)	(67,231,392)
Issuance of stock awards and exercise of stock options		2,620,820	2,620,820
Balances, December 31, 2013	2,109,316,331	(520,313,919)	1,589,002,412

On May 1, 2010, PMI commenced a $12.0 billion three-year share repurchase program. On July 31, 2012, PMI completed, ahead of schedule, the $12.0 billion share repurchase program, which resulted in the purchase of 179.1 million shares at an average price of $66.99 per share. On August 1, 2012, PMI commenced a three-year $18 billion share repurchase program that was authorized by PMI's Board of Directors in June 2012. From August 1, 2012, through December 31, 2013, PMI repurchased 99.4 million shares of its common stock at a cost of $8.9 billion, or $89.03 per share, under this repurchase program. During 2013, 2012 and 2011, PMI repurchased $6.0 billion, $6.5 billion and $5.4 billion, respectively, of its common stock.
At December 31, 2013, 36,591,569 shares of common stock were reserved for stock options and other stock awards under PMI’s stock plans, and 250 million shares of preferred stock, without par value, were authorized but unissued. PMI currently has no plans to issue any shares of preferred stock.